Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense at the U.S. statutory federal income tax rate	$ 85,517	$ 169,213	$ 158,638
Impact of foreign operations	(20,156)	(29,969)	(32,706)
State and local income taxes, net of federal income tax benefit	4,734	4,310	4,140
Tax benefits from the domestic manufacturing deduction	(2,537)	(8,030)
Nondeductible business expense	2,394	2,224	1,782
Valuation allowance	933	(3,357)	(10,455)
Unremitted foreign earnings	(621)	(3,712)	106,227
Non-taxable gain from joint venture remeasurement		(2,790)
Tax Benefits from Employee Share-Based Payments	(12,078)
Other	1,476	(1,881)	(2,701)
Provision for Income Taxes	$ 59,662	$ 126,008	$ 224,925
Effective Income Tax Rate	24.40%	26.10%	49.60%